Income Taxes - Reconciliation of the statutory income tax rate to the Company's effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Provision for income taxes computed using statutory tax rate	$ (18,655)	$ (12,973)
Effect of tax rates in foreign jurisdictions	(9,149)	(7,473)
State income taxes, net of federal income tax benefit	13,769	46,337
Share-based compensation	2,033	(7,093)
Non-deductible expenses	83,533	78,465
Increase in uncertain tax position	(12,185)	11,157
Increase in valuation allowance	36,042	61,918
Penalties and interest	19,134	4,555
Other	67	3,929
Provision for income taxes	$ 114,589	$ 178,822
Effective Income Tax Rate Reconciliation, Percent
Provision for income taxes computed using statutory tax rate	15.00%	15.00%
Effect of tax rates in foreign jurisdictions	7.00%	9.00%
State income taxes, net of federal income tax benefit	(11.00%)	(54.00%)
Share-based compensation	(2.00%)	8.00%
Non-deductible expenses	(67.00%)	(91.00%)
Increase in uncertain tax position	10.00%	(13.00%)
Increase in valuation allowance	(29.00%)	(72.00%)
Penalties and interest	(15.00%)	(4.00%)
Other	0.00%	(5.00%)
Provision for income taxes	(92.00%)	(207.00%)